Note 10 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Noncurrent assets - Derivatives	$ 640,630	$ 210,113
Current liabilities - Derivatives	0	289,430
Current assets - Derivatives	949,201	0
Interest Rate Swap [Member]
Noncurrent assets - Derivatives	640,630	210,113
Current liabilities - Derivatives		289,430
Current assets - Derivatives	466,531
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Noncurrent assets - Derivatives	0	0
Current liabilities - Derivatives		0
Current assets - Derivatives	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Noncurrent assets - Derivatives	640,630	210,113
Current liabilities - Derivatives		289,430
Current assets - Derivatives	466,531
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Noncurrent assets - Derivatives	0	0
Current liabilities - Derivatives		$ 0
Current assets - Derivatives	0
Foreign Exchange Forward [Member]
Current assets - Derivatives	482,670
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Current assets - Derivatives	482,670
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Current assets - Derivatives	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Current assets - Derivatives	$ 0